Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Scott C. Durocher
Counsel
Phone: 860-466-1222
Scott.Durocher@LFG.com

VIA EDGAR

November 26, 2012

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:       Post-Effective Amendment No. 6 to the Registration Statement
on Form N-4 for Lincoln New York Account N for Variable Annuities
Lincoln Life & Annuity Company of New York (File No. 333-175691)

Commissioners:

On behalf of Lincoln Life & Annuity Company of New York (the “Company”) and Lincoln New York Account N for Variable Annuities (the “Account”), we are transmitting for filing under Rule 485(a) of the Securities Act of 1933 (the “1933 Act”) Post-Effective Amendment No. 6 to the Account’s Registration Statement on Form N-4 under the 1933 Act and Amendment No. 214 to the Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

The Amendment is being filed to adjust the age bands and percentages in one of the living benefit riders offered under the contract. The Amendment is intended to be a “template” for other filings by The Lincoln National Life Insurance Company (“LNL”).  Accordingly, the Company and LNL will submit a request pursuant to Rule 485(b)(1)(vii) under the 1933 Act, that the Commission permit the filing under paragraph (b) of Rule 485 of one or more post-effective amendments incorporating similar changes to prospectuses for other variable annuity contracts issued through the Account and certain other separate accounts.

We request an accelerated effective date of December 20, 2012, or as soon as possible thereafter. A formal acceleration request will be filed at a later date.

If you have any questions or comments on the Amendment, please contact me at (860) 466-1222.

Sincerely,
Scott C. Durocher
Counsel